SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended				24 Months Ended
	Aug. 19, 2021 shares	Mar. 01, 2021 shares	Apr. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares shares	Oct. 31, 2019 $ / shares shares
SHARE CAPITAL
Proceeds from issuance of stock						¥ (131)	$ (21)	¥ 2,680,421	¥ 572
Percentage of total principal amount converted							42.30%				23.70%
Shares issued to depository bank (in shares)						7,800,000	7,800,000	0	6,700,002
Share issued to depository bank | ¥										¥ 0
Convertible shares		54,507,816
Public offering
SHARE CAPITAL
Proceeds from issuance of stock | ¥				¥ 2,680,421
Tuspark Innovation
SHARE CAPITAL
Aggregate Purchase price | $			$ 260,000
Number of shares converted from Class B to Class A			62,418,897
Sunrise Corporate Holding Ltd
SHARE CAPITAL
Number of shares converted from Class B to Class A	4,100,000
Class A Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote							1
Issuance of new shares for share option exercise and restricted share units vested						16,680,000	16,680,000	0	304,200
Number of shares repurchased and cancelled								104,304
Shares issued							1,199,790,000				1,199,790,000
Share Price | $ / shares					$ 1,000
Number of shares offered and sold					150,000
Number of shares issued upon conversion						42,401,010	42,401,010	23,710,140
Number of convertible preferred stock, shares converted		150,000
Class A Ordinary Shares | Public offering
SHARE CAPITAL
Number of shares offered and sold				117,300,000
Class A Ordinary Shares | Over allotment option
SHARE CAPITAL
Number of shares offered and sold				15,300,000
Class A Ordinary Shares | Tuspark Innovation
SHARE CAPITAL
Share repurchase price | $ / shares			$ 5.346
Class B Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote							10
Conversion share ratio							1
Shares issued							300,000,000				300,000,000
Class B Ordinary Shares | Tuspark Innovation
SHARE CAPITAL
Number of shares repurchased and cancelled			48,634,493
Ordinary shares repurchased			48,634,493
Class C Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote							1
Conversion share ratio							1
Shares issued							60,000				60,000
Class C Ordinary Shares | Personal Group Limited
SHARE CAPITAL
Shares issued												60,000
Share Price | $ / shares												$ 1.35
American Depository Shares
SHARE CAPITAL
Conversion price (in dollars per share) | $ / shares							$ 12				$ 12	$ 54.47
American Depository Shares | Public offering
SHARE CAPITAL
Number of shares offered and sold				19,550,000
American Depository Shares | Over allotment option
SHARE CAPITAL
Number of shares offered and sold				2,550,000
American Depository Shares | Tuspark Innovation
SHARE CAPITAL
Share repurchase price | $ / shares			$ 32.076